OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Securities - FVTPL	$ 1,612,000,000		$ 1,250,000,000
Convertible Preferred Units Of US Hospitality Company
Disclosure of financial assets [line items]
Percent of dividend rate (percent)	7.50%
Securities - FVTPL	$ 447,000,000		418,000,000
Additional Convertible Preferred Units Of US Hospitality Company
Disclosure of financial assets [line items]
Percent of dividend rate (percent)	5.00%
Securities - FVTPL		$ 238,000,000
BSREP III
Disclosure of financial assets [line items]
Securities - FVTPL	$ 756,000,000		$ 417,000,000